Annual Total Returns[BarChart] - Direxion Daily Technology Bear 3X Shares - Direxion Daily Technology Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(31.82%)	(42.87%)	(55.11%)	(45.89%)	(31.40%)	(43.36%)	(60.70%)	(19.29%)	(73.81%)	(87.82%)